Goodwill And Intangible Assets - Summary of Changes In Carrying Amount of Acquired Intangible Assets (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Intangible assets and goodwill [abstract]
Excess of carrying value over the estimated recoverable value	$ 26	$ 22